Consolidated Statements of Changes in Equity (Parenthetical) - shares	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of changes in equity [abstract]
Treasury shares	8,650,911	9,655,927	10,916,829	12,172,119